Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.25%
Alabama: 5.03%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$278,432
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,075,981
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,057,177
				2,411,590
Health revenue: 0.26%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series C	5.00	11-15-2046	5,000,000	5,001,205
Industrial development revenue: 0.20%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.38	6-1-2034	3,750,000	3,785,297
Resource recovery revenue: 0.15%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	3,000,000	2,908,978
Utilities revenue: 4.29%
Black Belt Energy Gas District Series A	5.00	12-1-2034	12,000,000	12,519,168
Black Belt Energy Gas District Series B	5.00	10-1-2035	3,000,000	3,002,669
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,182,761
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	7,600,000	8,037,815
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	3.01	4-24-2026	4,085,000	4,085,000
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,537,043
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,247,075
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2033	1,000,000	1,009,012
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2034	1,000,000	1,004,673
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	8,500,000	9,019,080
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	15,000,000	16,191,028
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.52	5-1-2055	2,000,000	2,000,000
				81,835,324
				95,942,394
Alaska: 0.42%
Airport revenue: 0.13%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2035	1,000,000	1,136,373
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2036	1,250,000	1,410,097
				2,546,470
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2027	$1,455,000	$1,493,794
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,595,562
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,345,826
				5,435,182
				7,981,652
Arizona: 1.42%
Education revenue: 0.59%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	215,000	214,416
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	221,746
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	160,431
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	190,457
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	200,416
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	210,388
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	220,343
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	555,000	555,084
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,583,712
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,769,874
IDA of the County of Pima Edkey, Inc. Obligated Group144A†	3.50	7-1-2025	685,000	548,000
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2034	1,250,000	1,262,819
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,042,244
				11,179,930
Health revenue: 0.03%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	245,749
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	352,499
				598,248
Housing revenue: 0.25%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,279,838
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,153,806
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,242,756
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,036,991
				4,713,391
Industrial development revenue: 0.42%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	8,101,772
Resource recovery revenue: 0.13%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	2.46	8-1-2026	2,500,000	2,500,000
				27,093,341
See accompanying notes to portfolio of investments
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.51%
Industrial development revenue: 0.49%
Arkansas Development Finance Authority United States Steel Corp. Series B AMT144Aøø	4.25%	9-1-2046	$3,500,000	$3,475,821
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	6,000,000	5,969,887
				9,445,708
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	236,385
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	128,320
				364,705
				9,810,413
California: 5.47%
Education revenue: 0.19%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	250,000	249,603
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	3,050,000	3,057,081
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	250,138
				3,556,822
GO revenue: 0.21%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	4,003,206
Health revenue: 0.64%
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	416,461
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	403,828
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,009,222
California Statewide CDA Series A144A	5.00	10-1-2028	5,000,000	5,250,868
Mizuho Floater/Residual Trust Series 2026-MIZ9247 (BAM Insured) (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.49	1-28-2034	4,235,000	4,235,000
				12,315,379
Housing revenue: 0.92%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,226,860	1,250,266
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	401,010
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	512,023
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	417,967
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	1.97%	3-1-2057	$10,000,000	$10,000,000
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.00	2-1-2055	5,000,000	5,000,000
				17,581,266
Tax revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2026	350,000	350,501
Transportation revenue: 0.73%
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	2.72	4-1-2056	14,000,000	13,908,121
Utilities revenue: 2.76%
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	10,000,000	10,819,982
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	6,500,000	6,636,524
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	5,590,000	5,579,233
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,867,087
Central Valley Energy Authorityøø	5.00	12-1-2055	10,000,000	10,760,740
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	3,000,000	3,000,000
				52,663,566
				104,378,861
Colorado: 1.34%
Airport revenue: 0.28%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,385,553
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	305,000	295,525
GO revenue: 0.18%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	2,000,000	2,035,831
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	498,725
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	449,781
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	514,000	506,243
				3,490,580
Health revenue: 0.49%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,672,526
Colorado Health Facilities Authority Craig Hospital Obligated Group Series B	5.00	12-1-2032	3,350,000	3,646,025
				9,318,551
Miscellaneous revenue: 0.30%
State of Colorado Series N COP	4.00	3-15-2043	6,000,000	5,778,505
See accompanying notes to portfolio of investments
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.07%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	2.30%	11-1-2036	$1,230,000	$1,230,000
				25,498,714
Connecticut: 2.14%
Education revenue: 0.24%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	576,025
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	434,002
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	538,600
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,497,732
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	940,000	950,447
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	330,000	337,942
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2027	125,000	126,924
				4,461,672
GO revenue: 0.23%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,224,739
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,463,376
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,682,173
				4,370,288
Health revenue: 1.62%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B (PNC Bank N.A. LOC)ø	2.42	7-1-2056	15,000,000	15,000,000
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,906,573
Connecticut State HEFA Hartford HealthCare Obligated Group Series C (PNC Bank N.A. LOC)ø	2.42	7-1-2056	5,000,000	5,000,000
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	3,000,000	3,022,950
				30,929,523
Housing revenue: 0.05%
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	2.28	11-15-2050	1,000,000	1,000,000
				40,761,483
District of Columbia: 0.66%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2034	2,000,000	2,193,547
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,434,540
				3,628,087
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.08%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00%	6-1-2030	$740,000	$730,557
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	805,000	780,321
				1,510,878
GO revenue: 0.26%
District of Columbia Series Cø	2.60	6-1-2051	5,000,000	5,000,000
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	2.47	7-15-2059	2,500,000	2,500,000
				12,638,965
Florida: 5.15%
Airport revenue: 0.99%
County of Lee Airport Revenue AMT	5.25	10-1-2041	6,000,000	6,466,276
County of Lee Airport Revenue Series A-2 AMTøø	5.00	10-1-2056	3,000,000	3,215,317
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	9,000,000	9,320,583
				19,002,176
Education revenue: 0.73%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	788,600
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	190,000	175,165
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	270,000	269,755
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,270,000	1,250,291
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,093,702
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,014,683
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,204,561
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	430,000	418,691
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	664,941
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,087,090
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,045,591
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	420,927
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	868,946
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	656,010
				13,958,953
See accompanying notes to portfolio of investments
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.66%
County of Miami-Dade Series A	4.00%	7-1-2042	$12,605,000	$12,613,951
Health revenue: 0.49%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	2,000,000	2,152,885
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	2,000,000	2,005,553
Hillsborough County IDA BayCare Obligated Group Series C (TD Bank N.A. LOC)ø	2.45	11-1-2038	900,000	900,000
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00	1-1-2046	3,000,000	2,794,964
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	223,693
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	197,975
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	201,789
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	942,913
				9,419,772
Industrial development revenue: 0.98%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,390,202
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144Aøø	4.45	7-1-2037	10,000,000	10,089,335
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,014,396
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,137,594
				18,631,527
Miscellaneous revenue: 0.20%
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	485,000	493,801
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	975,000	998,724
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.00	5-1-2034	1,245,000	1,243,842
Village Community Development District No. 16 Series 2025 Special Assessment	3.55	5-1-2030	1,000,000	997,369
				3,733,736
Resource recovery revenue: 0.44%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	2,009,280
Florida Development Finance Corp. Waste Management, Inc. Series A AMTøø	3.40	9-1-2050	6,400,000	6,400,694
				8,409,974
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.25%	9-1-2036	$600,000	$658,120
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2038	725,000	796,306
				1,454,426
Transportation revenue: 0.07%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	970,817
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	469,868
				1,440,685
Water & sewer revenue: 0.51%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.13	10-1-2035	300,000	305,282
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	2,095,000	1,922,619
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2029	1,055,000	1,121,222
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2030	1,760,000	1,893,957
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2031	1,980,000	2,176,669
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2032	2,080,000	2,271,672
				9,691,421
				98,356,621
Georgia: 5.33%
Education revenue: 0.59%
Development Authority for Fulton County Spelman College%%	5.00	6-1-2036	550,000	615,059
Development Authority for Fulton County Spelman College%%	5.00	6-1-2037	625,000	693,122
Development Authority for Fulton County Spelman College%%	5.00	6-1-2038	500,000	550,298
Development Authority for Fulton County Spelman College%%	5.00	6-1-2039	675,000	737,251
Development Authority for Fulton County Spelman College%%	5.00	6-1-2040	1,150,000	1,248,812
Development Authority for Fulton County Spelman College%%	5.00	6-1-2041	1,660,000	1,793,365
Development Authority for Fulton County Spelman College%%	5.00	6-1-2042	1,160,000	1,245,974
Development Authority for Fulton County Spelman College%%	5.00	6-1-2043	925,000	986,458
Development Authority for Fulton County Spelman College%%	5.00	6-1-2044	1,000,000	1,056,311
Development Authority for Fulton County Spelman College%%	5.00	6-1-2045	1,540,000	1,612,044
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2034	710,000	677,730
				11,216,424
Health revenue: 0.28%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	2.45	4-1-2034	5,300,000	5,300,000
Industrial development revenue: 0.19%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,930,426
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,771,024
				3,701,450
See accompanying notes to portfolio of investments
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00%	4-1-2034	$1,500,000	$1,525,866
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,020,760
				2,546,626
Utilities revenue: 4.14%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	926,176
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	712,405
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	881,956
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,055,030
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,177,181
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,067,006
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,064,491
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,023,986
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,538,816
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,571,857
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,699,029
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,745,817
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,263,434
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,338,054
Main Street Natural Gas, Inc. Series C144Aøø##	4.00	8-1-2052	28,000,000	27,939,901
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	305,549
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	416,918
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	418,731
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2030	350,000	379,763
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2032	1,100,000	1,223,722
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,027,558
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	943,138
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,199,953
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,402,491
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,205,737
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Series A	5.00%	1-1-2030	$1,025,000	$1,081,434
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,458,218
				79,068,351
				101,832,851
Guam: 0.35%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	734,538
Miscellaneous revenue: 0.31%
Guam Department of Education Series A COP	4.25	2-1-2030	1,105,000	1,103,903
Territory of Guam Series F	5.00	1-1-2030	750,000	793,341
Territory of Guam Series F	5.00	1-1-2031	750,000	801,364
Territory of Guam Series G	5.00	1-1-2035	1,500,000	1,633,897
Territory of Guam Series G	5.00	1-1-2036	1,415,000	1,529,860
				5,862,365
				6,596,903
Hawaii: 0.27%
Airport revenue: 0.27%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2043	5,000,000	5,074,554
Idaho: 0.21%
Housing revenue: 0.21%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	3,690,000	4,051,257
Illinois: 11.05%
Airport revenue: 0.70%
Chicago O’Hare International Airport Series B	4.00	1-1-2044	7,000,000	6,572,789
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	570,404
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	434,824
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	430,736
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	348,368
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	5,000,000	5,033,718
				13,390,839
Education revenue: 0.69%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	580,863
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	620,813
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	975,222
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	668,936
Illinois Finance Authority Art in Motion Series A144A	4.00	7-1-2031	1,445,000	1,298,691
Illinois Finance Authority Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,633,373
See accompanying notes to portfolio of investments
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Illinois Finance Authority Bradley University Series C	5.00%	8-1-2028	$1,860,000	$1,885,419
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	738,004
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	710,360
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	851,570
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	612,924
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	542,627
				13,118,802
GO revenue: 6.44%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,502,412
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,766,149
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,367,713
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,513,548
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,572,186
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,448,148
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,013,746
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,650,767
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,560,480
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,945,476
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	4,897,889
Chicago Board of Education Series C	6.00	12-1-2038	8,000,000	8,653,128
Chicago Board of Education Series H	5.00	12-1-2036	4,500,000	4,341,076
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,009,865
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,351,324
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,077,546
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,270,823
City of Chicago Series A	5.00	1-1-2043	25,000,000	24,421,895
City of Waukegan Series A (AG Insured)	4.00	12-30-2030	980,000	985,343
City of Waukegan Series A (AG Insured)	5.00	12-30-2031	1,000,000	1,001,224
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,544,657
Cook County School District No. 162 Matteson (BAM Insured)	5.00	12-1-2044	1,695,000	1,774,232
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,075,060
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,054,310
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,410,093
County of Cook Series A	5.00	11-15-2027	2,000,000	2,072,147
County of Cook Series A	5.00	11-15-2030	2,200,000	2,228,959
County of Cook Series A	5.00	11-15-2033	3,850,000	4,135,184
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,412,156
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2028	950,000	958,275
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2029	4,000,000	4,033,498
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,032,647
State of Illinois Series A	5.00	12-1-2035	650,000	661,388
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,289,698
				123,033,042
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.14%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00%	11-1-2030	$1,485,000	$1,509,293
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	160,000	161,129
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	6.50	3-1-2055	428,390	379,399
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	669,176
				2,718,997
Housing revenue: 0.75%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	965,762
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.45	4-1-2045	2,200,000	2,200,000
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,030,680
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,130,873
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,537,240
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	359,125
Northern Illinois University (BAM Insured)	5.00	10-1-2029	650,000	688,386
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	347,499
				14,259,565
Miscellaneous revenue: 0.63%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	291,431
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	314,248
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	333,573
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	262,824
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.69	11-1-2034	3,865,000	3,869,798
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,728,011
Northern Illinois University COP (BAM Insured)	5.00	4-1-2033	815,000	878,124
Northern Illinois University COP (BAM Insured)	5.00	4-1-2034	735,000	793,100
Northern Illinois University COP (BAM Insured)	5.00	4-1-2035	825,000	884,957
Northern Illinois University COP (BAM Insured)	5.00	4-1-2036	500,000	534,231
Northern Illinois University COP (BAM Insured)	5.00	4-1-2037	600,000	637,473
Northern Illinois University COP (BAM Insured)	5.00	4-1-2038	670,000	708,397
Northern Illinois University COP (BAM Insured)	5.00	4-1-2039	750,000	788,913
				12,025,080
Tax revenue: 1.01%
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,034,212
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	725,484
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,895,491
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,436,699
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	5,000,000	5,083,089
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,017,146
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,195,757
				19,387,878
See accompanying notes to portfolio of investments
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.16%
Northern Illinois Municipal Power Agency Series A	4.00%	12-1-2032	$3,000,000	$3,005,438
Water & sewer revenue: 0.53%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,597,510
City of Chicago Wastewater Transmission Revenue Series B (AG Insured)	5.00	1-1-2031	3,140,000	3,189,543
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,592,755
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2030	2,620,000	2,704,706
				10,084,514
				211,024,155
Indiana: 1.62%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	187,000	183,719
Industrial development revenue: 0.20%
City of Valparaiso Pratt Paper LLC AMT144A	4.50	1-1-2034	2,780,000	2,822,514
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,055,040
				3,877,554
Miscellaneous revenue: 0.74%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	727,857
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	602,296
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	5,992,187
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,850,922
				14,173,262
Utilities revenue: 0.67%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	3,000,000
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,826,178
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,946,764
				12,772,942
				31,007,477
Iowa: 0.71%
Education revenue: 0.06%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,229,444
Health revenue: 0.19%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,315,000	1,322,178
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2039	2,260,000	2,319,053
				3,641,231
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	2.62	11-1-2035	2,075,000	2,075,000
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.26%
PEFA, Inc. Gas Projectøø	5.00%	9-1-2049	$4,975,000	$5,012,517
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,641,592
				13,599,784
Kansas: 0.68%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2043	1,655,000	1,717,392
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,105,566
Tax revenue: 0.53%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	17,855,000	10,225,201
				13,048,159
Kentucky: 2.39%
Education revenue: 0.09%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	558,480
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	572,033
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	589,195
				1,719,708
Health revenue: 0.15%
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,942,437
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,513,503
Miscellaneous revenue: 0.05%
Kentucky State University COP (BAM Insured)	3.00	11-1-2032	320,000	308,857
Kentucky State University COP (BAM Insured)	4.00	11-1-2033	130,000	134,733
Kentucky State University COP (BAM Insured)	4.00	11-1-2034	130,000	133,958
Kentucky State University COP (BAM Insured)	5.00	11-1-2029	200,000	214,052
Kentucky State University COP (BAM Insured)	5.00	11-1-2030	175,000	189,889
				981,489
Utilities revenue: 1.97%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,211,430
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	6,058,759
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,984,652
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,096,917
See accompanying notes to portfolio of investments
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Kentucky Public Energy Authority Series C	5.00%	5-1-2036	$5,000,000	$5,262,140
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	2,000,000	1,926,050
				37,539,948
				45,697,085
Louisiana: 1.58%
Airport revenue: 0.18%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2031	1,250,000	1,291,526
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2032	2,000,000	2,064,040
				3,355,566
Industrial development revenue: 0.97%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,320,482
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,259,705
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,988,983
				18,569,170
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,355,000	1,241,705
Water & sewer revenue: 0.36%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	351,211
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	614,407
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	416,674
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	633,012
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	641,725
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,320,076
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	991,726
				6,968,831
				30,135,272
Maine: 1.16%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Eastern Maine Healthcare Systems Obligated Group Series C	5.00	7-1-2039	1,865,000	1,948,114
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	769,630
				2,717,744
Housing revenue: 0.88%
Maine State Housing Authority Series A	3.20	11-15-2029	290,000	291,169
Maine State Housing Authority Series A	3.30	11-15-2030	150,000	149,931
Maine State Housing Authority Series A	3.45	11-15-2031	320,000	320,770
Maine State Housing Authority Series A	3.55	11-15-2032	530,000	532,273
Maine State Housing Authority Series A	3.70	11-15-2034	890,000	878,480
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maine State Housing Authority Series A	3.80%	11-15-2035	$345,000	$336,152
Maine State Housing Authority Series A	3.90	11-15-2036	1,305,000	1,280,832
Maine State Housing Authority Series A	3.95	11-15-2037	765,000	749,024
Maine State Housing Authority Series A	4.10	11-15-2040	2,470,000	2,425,971
Maine State Housing Authority Series A	4.50	11-15-2045	4,955,000	4,877,052
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55	11-15-2044	5,045,000	5,018,083
				16,859,737
Resource recovery revenue: 0.14%
Finance Authority of Maine Casella Waste Systems, Inc. AMT144Aøø	4.63	12-1-2047	2,500,000	2,582,837
				22,160,318
Maryland: 0.62%
Education revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	312,102
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	368,805
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	443,679
				1,124,586
Health revenue: 0.25%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	435,384
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	308,273
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	301,651
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	299,173
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2028	300,000	312,610
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2030	500,000	536,096
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2035	300,000	332,014
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2036	200,000	220,871
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2037	240,000	263,221
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2038	300,000	326,952
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2039	250,000	270,973
See accompanying notes to portfolio of investments
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00%	7-1-2040	$400,000	$431,198
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2042	715,000	764,736
				4,803,152
Housing revenue: 0.17%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,181,255
Transportation revenue: 0.14%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,760,784
				11,869,777
Massachusetts: 1.85%
Airport revenue: 0.81%
Massachusetts Port Authority Series A AMT	5.00	7-1-2047	6,670,000	6,683,224
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,084,856
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,621,815
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,229,447
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,803,279
				15,422,621
Education revenue: 0.59%
Collegiate Charter School of Lowell	5.00	6-15-2029	400,000	400,806
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	338,547
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	351,736
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	364,918
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,004,449
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,529,981
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,362,937
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,486,696
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,390,990
				11,231,060
GO revenue: 0.35%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,779,954
Town of Tyngsborough	4.00	10-15-2046	2,035,000	1,926,169
				6,706,123
Health revenue: 0.10%
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2026	150,000	151,038
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2027	160,000	164,827
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2028	175,000	184,137
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2029	300,000	321,691
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00%	7-15-2030	$320,000	$348,770
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2031	350,000	381,467
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2032	400,000	435,962
				1,987,892
				35,347,696
Michigan: 0.66%
Education revenue: 0.26%
Lake Superior State University (AG Insured)	4.00	11-15-2029	1,220,000	1,253,860
Lake Superior State University (AG Insured)	4.00	11-15-2030	405,000	417,730
Lake Superior State University (AG Insured)	4.00	11-15-2031	400,000	412,319
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,472
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,317
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,271
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,292
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,161
				5,035,422
GO revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2025- YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	2.47	5-1-2050	2,470,000	2,470,000
Industrial development revenue: 0.11%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	2,000,053
Miscellaneous revenue: 0.16%
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	915,462
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,581,818
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	550,000	550,436
				3,047,716
				12,553,191
Minnesota: 1.66%
Education revenue: 0.55%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	755,472
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,546,048
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	590,000	572,473
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	722,725
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	215,000	215,617
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,055,749
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2029	660,000	681,554
				10,549,638
See accompanying notes to portfolio of investments
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.14%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00%	11-15-2033	$2,585,000	$2,586,395
Housing revenue: 0.35%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.47	9-15-2031	130,000	130,000
Minnesota Housing Finance Agency Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)øø	2.41	1-1-2045	6,540,000	6,540,000
				6,670,000
Miscellaneous revenue: 0.10%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,568
Utilities revenue: 0.52%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	3.43	12-1-2052	10,000,000	9,975,072
				31,781,673
Mississippi: 0.55%
Health revenue: 0.21%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	3,982,483
Industrial development revenue: 0.19%
County of Warren International Paper Co. Series A	4.20	5-1-2034	3,500,000	3,607,584
Miscellaneous revenue: 0.15%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	630,755
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	573,790
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	405,518
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	439,711
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	226,812
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	394,767
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	328,161
				2,999,514
				10,589,581
Missouri: 2.01%
Airport revenue: 0.11%
City of St. Louis Airport Revenue Series D AMT (AG Insured)	5.00	7-1-2030	2,090,000	2,133,784
Education revenue: 0.29%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	934,649
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,002,585
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,062,425
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
HEFA of the State of Missouri BSDS, Inc.144A	5.25%	6-1-2036	$2,000,000	$1,961,126
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	500,000
				5,460,785
Health revenue: 1.27%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00	11-15-2030	5,425,000	5,438,137
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	18,805,415
				24,243,552
Housing revenue: 0.06%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	195,000	194,160
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	988,092
				1,182,252
Miscellaneous revenue: 0.27%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,107,107
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,091,782
				5,198,889
Tax revenue: 0.01%
City of St. Ann Northwest Plaza Community Improvement District Series A144A	4.63	11-1-2030	75,000	73,213
				38,292,475
Nebraska: 1.13%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	876,891
Utilities revenue: 1.08%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,775,813
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,021,308
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	15,000,000	15,878,225
				20,675,346
				21,552,237
Nevada: 0.20%
Miscellaneous revenue: 0.09%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	224,389
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	245,819
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	238,305
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	195,000	186,660
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	295,000	277,963
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	207,541
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	505,000	446,209
				1,826,886
See accompanying notes to portfolio of investments
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series C AMTøø	4.13%	3-1-2036	$2,000,000	$2,025,451
				3,852,337
New Hampshire: 0.38%
Housing revenue: 0.27%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	2,253,139	2,258,669
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	3,000,000	2,914,773
				5,173,442
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,067,693
				7,241,135
New Jersey: 2.99%
Airport revenue: 0.14%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,147,457
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	515,673
				2,663,130
Education revenue: 0.09%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2036	425,000	433,061
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2037	150,000	151,789
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2038	200,000	201,439
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2032	225,000	245,396
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2034	225,000	243,303
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	515,000	520,712
				1,795,700
GO revenue: 0.33%
Atlantic City Board of Education (AG Insured)	4.00	4-1-2027	400,000	405,043
Atlantic City Board of Education (AG Insured)	4.00	4-1-2029	400,000	411,648
Atlantic City Board of Education (AG Insured)	4.00	4-1-2031	350,000	359,222
Atlantic City Board of Education (AG Insured)	4.00	4-1-2033	300,000	304,882
Atlantic City Board of Education (AG Insured)	4.00	4-1-2034	260,000	263,265
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,230,000	2,254,905
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	362,903
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	352,132
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	438,994
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Newark Board of Education (BAM Insured)	5.00%	7-15-2032	$430,000	$471,989
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	566,939
				6,191,922
Housing revenue: 0.26%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	3,170,000	3,325,089
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,087,536
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	545,969
				4,958,594
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	185,000	169,588
Miscellaneous revenue: 0.90%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,577,935
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,637,010
Tender Option Bond Trust Receipts/Certificates Series XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	2.46	7-1-2026	2,000,000	2,000,000
				17,214,945
Transportation revenue: 0.89%
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	11,763,800
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,588,086
New Jersey TTFA Series C CAB (Ambac Insured)¤	0.00	12-15-2026	2,545,000	2,494,906
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	548,367
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	544,687
				16,939,846
Water & sewer revenue: 0.37%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	5,500,000	5,179,320
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,965,476
				7,144,796
				57,078,521
New Mexico: 0.56%
Industrial development revenue: 0.49%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	9,384,578
Tax revenue: 0.07%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	292,000	289,990
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	1,003,151
				1,293,141
				10,677,719
See accompanying notes to portfolio of investments
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 9.82%
Airport revenue: 1.10%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00%	4-1-2035	$3,000,000	$3,289,500
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	1,405,000	1,460,264
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2039	1,085,000	1,172,126
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2041	1,115,000	1,237,644
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2042	1,725,000	1,904,349
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,043
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,000,000	9,999,512
				21,063,438
Education revenue: 1.62%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,365,486
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,825,961
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	590,000	547,219
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	487,274
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	550,000	486,662
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.25	6-15-2035	1,000,000	987,402
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,345,686
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,186,072
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series B144A	5.00	6-1-2036	5,250,000	5,394,492
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,965,000	1,905,883
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	434,462
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	400,000	400,524
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	840,000	845,711
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,472,029
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	40,000	40,049
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,431,148
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AG Insured)	2.25	10-1-2029	680,000	646,025
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	663,500
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
New York State Dormitory Authority Iona College Series 2022	5.00%	7-1-2037	$200,000	$209,143
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	279,764
				30,954,492
GO revenue: 0.77%
City of Cortland BAN	4.50	5-15-2026	4,962,000	4,965,110
City of Ithaca Series A BAN	4.25	2-12-2027	5,000,000	5,033,953
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	2.75	8-1-2044	2,520,000	2,520,000
City of Poughkeepsie	4.00	4-15-2029	245,000	244,977
City of Poughkeepsie	5.00	6-1-2031	600,000	601,295
Village of Island Park Series A	4.50	2-15-2030	100,000	103,215
Village of Island Park Series A	4.50	2-15-2031	105,000	108,216
Village of Island Park Series A	4.50	2-15-2033	120,000	123,106
Village of Island Park Series A	4.50	2-15-2034	125,000	127,353
Village of Island Park Series A	4.50	2-15-2035	125,000	126,759
Village of Island Park Series A	4.50	2-15-2036	135,000	136,344
Village of Island Park Series A	4.50	2-15-2037	65,000	65,236
Village of Island Park Series A	4.75	2-15-2038	145,000	146,422
Village of Island Park Series A	4.75	2-15-2039	155,000	156,339
Village of Island Park Series A	4.75	2-15-2040	165,000	165,650
Village of Island Park Series A	4.75	2-15-2041	170,000	170,136
				14,794,111
Health revenue: 1.10%
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	2.45	2-15-2031	995,000	995,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,572,348
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,802,301
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,498,109
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,450,596
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,414,820
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2029	115,000	115,202
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	199,865
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	247,732
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	732,348
				21,028,321
Housing revenue: 0.88%
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,005,181
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,564,176
See accompanying notes to portfolio of investments
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New York Liberty Development Corp. Series A	2.10%	11-15-2032	$5,000,000	$4,381,667
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	1,310,000	1,274,477
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05	4-1-2026	1,275,000	1,275,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,316,669
				16,817,170
Industrial development revenue: 0.73%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,867,837
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	420,000	418,713
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	761,853
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,638,480
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	666,020
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	501,799
				13,854,702
Miscellaneous revenue: 0.64%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,750,000	1,878,277
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	10,000,000	10,234,276
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	135,000	134,285
				12,246,838
Resource recovery revenue: 0.09%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25	9-1-2050	1,625,000	1,647,717
Tax revenue: 1.78%
Empire State Development Corp. State of New York Sales Tax Revenue Series A	4.00	3-15-2042	5,000,000	4,854,329
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	2,960,225
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	2.90	5-1-2055	2,400,000	2,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Mizuho Bank Limited SPA)ø	2.76	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	5,015,880
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,818,644
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00%	5-1-2042	$4,000,000	$4,299,137
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2042	7,600,000	7,447,479
				33,895,694
Transportation revenue: 0.41%
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	2.86	11-1-2026	150,000	149,569
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,628,711
				7,778,280
Utilities revenue: 0.39%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,475,901
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,064,334
				7,540,235
Water & sewer revenue: 0.31%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	5,939,580
				187,560,578
North Carolina: 0.78%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	464,806
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	573,236
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	471,770
				1,509,812
Health revenue: 0.18%
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,568,159
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	279,019
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	289,572
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	294,625
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	894,009
				3,325,384
See accompanying notes to portfolio of investments
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15%	7-1-2039	$2,500,000	$2,484,453
Resource recovery revenue: 0.39%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	2.95	6-1-2038	7,500,000	7,495,856
				14,815,505
North Dakota: 1.03%
GO revenue: 0.49%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,122,528
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,200,271
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,277,382
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,357,709
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,422,277
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,488,398
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,559,870
				9,428,435
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,718,592
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,676,873
				3,395,465
Housing revenue: 0.36%
North Dakota Housing Finance Agency Series D	3.95	1-1-2035	2,075,000	2,077,167
North Dakota Housing Finance Agency Series D	3.95	7-1-2035	2,375,000	2,373,548
North Dakota Housing Finance Agency Series D	4.00	1-1-2036	1,175,000	1,175,889
North Dakota Housing Finance Agency Series D	4.00	7-1-2036	1,225,000	1,220,269
				6,846,873
				19,670,773
Ohio: 2.41%
Education revenue: 0.16%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	650,000	636,582
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,332,577
				2,969,159
Health revenue: 1.34%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	629,695
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	675,541
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,155,485
PFA Series 202 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.00	1-15-2046	20,200,000	20,200,000
				25,660,721
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.35%
City of Akron Income Tax Revenue	4.00%	12-1-2029	$4,515,000	$4,699,725
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,895,819
				6,595,544
Utilities revenue: 0.56%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,856,666
Ohio Air Quality Development Authority Valley Electric Corp. AMT	4.13	1-1-2036	2,000,000	1,974,527
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,945,726
				10,776,919
				46,002,343
Oklahoma: 1.57%
Education revenue: 0.24%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	756,491
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	978,722
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,393,238
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	731,962
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	778,065
				4,638,478
Housing revenue: 0.99%
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2030	250,000	267,809
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2032	450,000	489,601
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2034	220,000	242,319
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2035	300,000	331,517
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2036	295,000	326,875
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2037	335,000	368,753
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2038	525,000	572,648
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2039	545,000	586,999
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2040	585,000	630,002
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2033	1,465,000	1,545,457
See accompanying notes to portfolio of investments
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00%	9-1-2034	$1,545,000	$1,627,098
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2035	1,620,000	1,698,039
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,513,115
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,822,376
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2034	2,000,000	2,077,565
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2035	3,750,000	3,863,448
				18,963,621
Industrial development revenue: 0.12%
Tulsa Municipal Airport Trust Trustees American Airlines, Inc. AMT	6.25	12-1-2035	2,000,000	2,266,358
Tax revenue: 0.22%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,074,830
				29,943,287
Oregon: 0.72%
Airport revenue: 0.35%
Port of Portland Airport Revenue Series 30-A AMT	5.00	7-1-2033	6,000,000	6,600,600
GO revenue: 0.20%
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2032	950,000	1,033,741
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2034	1,060,000	1,165,108
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2036	1,450,000	1,584,790
				3,783,639
Health revenue: 0.17%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	125,864
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	306,719
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,751,248
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,145,000	1,150,838
				3,334,669
				13,718,908
Pennsylvania: 5.69%
Airport revenue: 0.29%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,181,316
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,411,288
				5,592,604
Education revenue: 1.16%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,110,275
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Chester County IDA Avon Grove Charter School Series A	4.00%	12-15-2027	$535,000	$536,931
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,280,000	2,285,698
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	257,306
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	419,736
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	520,276
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,180,699
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2030	3,250,000	3,398,470
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	3,500,000	3,681,176
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	616,362
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	836,547
Pennsylvania Higher Educational Facilities Authority State System of Higher Education Series AT-1	4.00	6-15-2035	2,000,000	1,917,824
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,250,467
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	200,000	197,541
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	490,000	490,939
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	320,000	320,686
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	1,630,000	1,635,415
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	501,846
				22,158,194
GO revenue: 1.09%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	972,834
City of Philadelphia Series B (Truist Bank LOC)ø	2.45	8-1-2031	4,500,000	4,500,000
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	668,846
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	988,203
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,172,115
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,302,780
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,864,895
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,661,252
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,655,393
				20,786,318
Health revenue: 0.92%
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,355,465
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,550,511
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,192,254
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	757,387
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,401,474
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	5,500,000	5,508,937
See accompanying notes to portfolio of investments
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Lancaster IDA Landis Homes Obligated Group	4.00%	7-1-2031	$300,000	$298,821
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	335,732
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,012,974
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	949,547
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-2 (PNC Bank N.A. LOC)ø	2.70	11-1-2061	2,000,000	2,000,000
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,221,045
				17,584,147
Housing revenue: 0.97%
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.00	6-30-2032	2,770,000	2,995,796
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	5,000	5,000
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,545,718
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,932,937
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,351,816	2,477,504
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2033	2,500,000	2,531,572
				18,488,527
Miscellaneous revenue: 0.00%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	80,000	84,867
Resource recovery revenue: 0.72%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	3,500,000	3,656,402
Pennsylvania EDFA Noble Environmental, Inc. AMT144Aøø	5.45	3-1-2056	3,000,000	3,003,225
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.35	6-1-2044	7,000,000	7,000,000
				13,659,627
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	525,338
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	531,260
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	588,898
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	646,993
				2,292,489
Transportation revenue: 0.26%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	577,014
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,198,129
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	414,382
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	429,209
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	444,194
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Lancaster City Parking Authority Series A (BAM Insured)	4.00%	9-1-2032	$460,000	$463,552
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,394,989
				4,921,469
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	3,055,318
				108,623,560
Rhode Island: 0.44%
Health revenue: 0.23%
Rhode Island Health & Educational Building Corp. Lifespan Corp. Obligated Group Series B	5.00	5-15-2031	4,000,000	4,308,209
Housing revenue: 0.21%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.25	9-15-2043	1,000,000	1,073,477
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2038	700,000	734,094
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2040	740,000	764,278
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2045	1,500,000	1,511,348
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	10,000	10,025
				4,093,222
				8,401,431
South Carolina: 0.81%
Airport revenue: 0.06%
Charleston County Airport District Series A AMT	5.25	7-1-2041	1,000,000	1,075,003
Education revenue: 0.26%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	5,000,000	4,916,980
Health revenue: 0.07%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.00	4-1-2036	1,270,000	1,354,204
Miscellaneous revenue: 0.01%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	280,000	277,503
Utilities revenue: 0.41%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,099,521
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,733,526
				7,833,047
				15,456,737
See accompanying notes to portfolio of investments
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.16%
GO revenue: 0.16%
Town of Collierville Series A	4.00%	1-1-2046	$3,150,000	$3,022,483
Utilities revenue: 1.00%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,201,674
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,514,782
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	8,000,000	8,470,669
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	931,467
				19,118,592
				22,141,075
Texas: 7.03%
Airport revenue: 0.52%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	861,786
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	927,869
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	987,867
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,056,709
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,777,892
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	4,000,000	4,321,144
				9,933,267
Education revenue: 1.04%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13	6-15-2034	785,000	776,420
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,024,943
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2030	2,460,000	2,530,192
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	306,195
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	311,812
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	321,968
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2044	400,000	383,374
Arlington Higher Education Finance Corp. Leadership Prep School	5.00	6-15-2039	225,000	242,137
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	980,000	927,166
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	494,320
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	79,138
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	83,524
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	78,019
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	200,589
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00%	8-15-2027	$205,000	$207,290
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,347
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	331,608
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	409,026
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	465,239
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	553,210
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	4,880,000	4,958,181
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,290,000	1,230,554
Odessa Junior College District (AG Insured)	4.00	7-1-2029	650,000	670,287
Odessa Junior College District (AG Insured)	4.00	7-1-2030	870,000	902,372
Odessa Junior College District (AG Insured)	4.00	7-1-2031	220,000	229,107
Odessa Junior College District (AG Insured)	4.00	7-1-2032	460,000	476,498
Odessa Junior College District (AG Insured)	4.00	7-1-2033	710,000	732,099
Odessa Junior College District (AG Insured)	4.00	7-1-2034	500,000	513,133
Odessa Junior College District (AG Insured)	4.00	7-1-2035	290,000	295,772
				19,810,520
GO revenue: 1.00%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,377,996
City of Houston Series A	4.00	3-1-2044	2,500,000	2,275,937
City of Round Rock	4.00	8-15-2043	1,875,000	1,799,943
County of Bexar	4.00	6-15-2041	5,000,000	4,883,474
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,161,760
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,205,000	1,193,165
Harris Montgomery Counties Municipal Utility District No. 386	4.00	9-1-2032	1,450,000	1,450,324
Klein Independent School District	3.63	2-1-2033	1,010,000	1,010,180
North East Independent School Districtøø	3.75	8-1-2049	1,915,000	1,933,341
				19,086,120
Health revenue: 0.50%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2041	3,205,000	3,066,471
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2036	1,000,000	1,074,775
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,017,795
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2035	615,000	662,923
See accompanying notes to portfolio of investments
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00%	11-1-2040	$2,200,000	$2,303,395
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2040	440,000	457,115
				9,582,474
Housing revenue: 0.66%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,681,921
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	719,817
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,023,968
Fort Worth Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	3,000,000	2,922,841
Legacy Denton Public Facility Corp. Roselawn Village Ltd.øø	3.15	11-1-2043	2,500,000	2,505,013
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-3	4.25	10-1-2030	2,000,000	1,979,452
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	5.50	10-1-2035	750,000	780,416
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,002,098
				12,615,526
Industrial development revenue: 0.75%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†øø	10.00	6-1-2042	2,812,106	140,605
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2032	2,070,000	2,176,365
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2033	3,175,000	3,335,106
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,098,496
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	696,030
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	675,162
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,166,373
				14,288,137
Miscellaneous revenue: 0.07%
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	1,250,000	1,210,041
Resource recovery revenue: 0.01%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†	12.00	6-1-2043	4,686,843	234,342
Transportation revenue: 0.34%
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,282,465
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00%	12-31-2030	$1,000,000	$1,061,126
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,055,419
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,150,966
				6,549,976
Utilities revenue: 1.01%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	15,000,000	14,973,051
Lower Colorado River Authority (AG Insured)	5.00	5-15-2030	990,000	1,071,185
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	3,000,000	3,267,562
				19,311,798
Water & sewer revenue: 1.13%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,404,622
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,148,679
San Antonio Water System Series A (Truist Bank SPA)ø	2.75	5-1-2054	4,000,000	4,000,000
				21,553,301
				134,175,502
Utah: 1.23%
Airport revenue: 0.20%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,041,227
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,807,324
				3,848,551
Education revenue: 0.02%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	425,000	392,191
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,546,351
Housing revenue: 0.14%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,455,000	2,691,646
Miscellaneous revenue: 0.65%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	900,000	900,294
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	915,000	918,227
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	480,000	481,671
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	580,000	581,335
Pine View Public Infrastructure District No. 2 Firelight Assessment Area No. 1144A	6.25	12-1-2055	4,500,000	4,459,278
See accompanying notes to portfolio of investments
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.13%	3-1-2035	$1,780,000	$1,844,899
Wakara Ridge Public Infrastructure District Ridge Assessment Area144A	5.63	12-1-2054	3,150,000	3,192,382
				12,378,086
Tax revenue: 0.14%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.00	6-1-2044	1,000,000	1,004,184
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	5.50	6-15-2039	1,500,000	1,532,717
				2,536,901
				23,393,726
Vermont: 0.11%
Housing revenue: 0.03%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	650,000	650,365
Resource recovery revenue: 0.08%
Vermont EDA Casella Waste Systems, Inc. Series A AMT144Aøø	4.38	6-1-2052	1,500,000	1,529,773
				2,180,138
Virginia: 1.65%
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	342,812
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	366,415
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	315,687
				1,024,914
GO revenue: 0.13%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,528,172
Health revenue: 0.11%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	343,390
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	2.78	1-1-2054	1,800,000	1,800,000
				2,143,390
Housing revenue: 0.48%
Virginia College Building Authority Series C	4.00	2-1-2036	2,625,000	2,630,468
Virginia Housing Development Authority Series A	3.90	3-1-2037	955,000	933,606
Virginia Housing Development Authority Series A	3.95	9-1-2037	825,000	806,745
Virginia Housing Development Authority Series A	4.10	9-1-2040	1,390,000	1,351,544
Virginia Housing Development Authority Series A	4.45	9-1-2045	3,500,000	3,448,806
				9,171,169
Transportation revenue: 0.87%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	8,358,462
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00%	1-1-2032	$3,225,000	$3,460,535
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	2,998,442
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,771,963
				16,589,402
				31,457,047
Washington: 1.96%
Airport revenue: 0.21%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,058,607
Washington EDFA AMTøø	5.88	12-1-2045	2,000,000	2,020,501
				4,079,108
GO revenue: 0.10%
City of Seattle	4.00	12-1-2040	1,900,000	1,888,547
Health revenue: 0.83%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,140,000	2,157,246
King County Public Hospital District No. 4 Series A	5.50	12-1-2035	2,750,000	2,700,240
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,009,467
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,003,042
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,002,855
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	1,000,846
				15,873,696
Housing revenue: 0.66%
King County Housing Authority	2.00	10-1-2033	600,000	514,048
King County Housing Authority	2.13	10-1-2036	2,000,000	1,608,496
King County Housing Authority	4.00	10-1-2029	225,000	229,323
King County Housing Authority	4.00	10-1-2030	200,000	204,878
King County Housing Authority	4.00	10-1-2031	290,000	293,070
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,150,831
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,665,762
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,776,503
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,077,870
				12,520,781
Utilities revenue: 0.16%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	2.67	5-1-2045	3,140,000	3,123,377
				37,485,509
See accompanying notes to portfolio of investments
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.50%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00%	10-1-2041	$1,000,000	$1,065,248
Tax revenue: 0.17%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	400,000	415,448
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	880,000	932,229
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	830,000	756,624
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,175,000	1,179,257
				3,283,558
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,209,138
				9,557,944
Wisconsin: 2.24%
Education revenue: 0.47%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	585,000	568,447
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	530,000	519,037
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,095,000	1,034,612
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2034	795,000	821,295
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	400,000	397,007
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	700,000	687,909
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	325,000	326,174
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	740,832
PFA Triad Math & Science Academy Co.144A%%	5.00	6-15-2036	3,395,000	3,409,260
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	501,776
				9,006,349
GO revenue: 0.26%
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2035	2,200,000	2,447,283
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2036	2,235,000	2,466,534
				4,913,817
Health revenue: 0.55%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	183,181
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	184,728
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	291,893
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	369,476
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	576,787
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	596,669
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	688,994
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	2,996,470
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,172,841
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	625,486
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	380,591
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00%	11-1-2028	$1,405,000	$1,437,894
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	900,831
				10,405,841
Housing revenue: 0.37%
PFA Maniilaq Association Obligated Group	5.25	12-1-2042	2,000,000	2,110,110
PFA Maniilaq Association Obligated Group	5.25	12-1-2043	2,750,000	2,884,106
PFA Maniilaq Association Obligated Group	5.25	12-1-2044	2,000,000	2,084,683
				7,078,899
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	832,798
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2036	1,000,000	942,753
				1,775,551
Miscellaneous revenue: 0.50%
PFA Astro Texas Land Projects144A	5.00	12-15-2036	3,437,908	3,383,144
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2029	1,050,000	932,219
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2031	1,350,000	1,109,563
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2028	260,000	239,416
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2029	390,000	346,885
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2030	550,000	471,119
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,012,182
				9,494,528
				42,674,985
Total municipal obligations (Cost $1,926,315,466)				1,894,785,649

		Yield	Shares
Short-term investments: 0.44%
Investment companies: 0.44%
Allspring Government Money Market Fund Select Class♠∞##		3.60	8,269,627	8,269,627
Total short-term investments (Cost $8,269,627)				8,269,627
Total investments in securities (Cost $1,934,585,093)	99.69%			1,903,055,276
Other assets and liabilities, net	0.31			5,998,538
Total net assets	100.00%			$1,909,053,814

See accompanying notes to portfolio of investments
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,214,567	$336,498,776	$(343,443,716)	$0	$0	$8,269,627	8,269,627	$249,154
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 41

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,894,785,649	$0	$1,894,785,649
Short-term investments
Investment companies	8,269,627	0	0	8,269,627
Total assets	$8,269,627	$1,894,785,649	$0	$1,903,055,276
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the fund did not have any transfers into/out of Level 3.
42 | Allspring Strategic Municipal Bond Fund